                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burgundy Asset Management Ltd
Address: 181 Bay Street, Suite 4510
         Bay Wellington Tower, BCE Place
         Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Meadows
Title: Vice President
Phone: (416) 868-3570

Signature, Place, and Date of Signing:

    /s/ James Meadows      Toronto, Ontario Canada       August 10, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [ If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   ________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:         86

Form 13F Information Table Value Total:  2,540,881
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATION TABLE

Security Listing by Country Report - June 30, 2007

                                                               Market Value                  Investment  Other    Voting
Name of Issuer                    Title of Class    Cusip        (x$1000)      Total Shares   Decision  Managers Authority
--------------                    -------------- ----------- ----------------- ------------  ---------- -------- ---------
3M Co.                                 COM       88579Y101               48300  556518  SH     SOLE                556518
Abercrombie & Fitch Co.                COM       002896 20 7             18446  252755  SH     SOLE                252755
Aflac Inc.                             COM       00105510 2              40169  781500  SH     SOLE                781500
Altria Group Inc.                      COM       02209S103               54082  771064  SH     SOLE                771064
Apollo Group Inc.                      CL A      037604 10 5             33289  569731  SH     SOLE                569731
Ares Capital Corp.                     COM       04010L103               24852 1474867  SH     SOLE               1474867
Arthur J. Gallagher & Co.              COM       363576 10 9             35212 1262967  SH     SOLE               1262967
AutoNation Inc.                        COM       05329W102                5682  253200  SH     SOLE                253200
Belo Corp.                             CL A      080555 10 5              3331  161800  SH     SOLE                161800
Berkshire Hathaway Inc.                CL A      084670 10 8             53095     485  SH     SOLE                   485
Berkshire Hathaway Inc.                CL B      084670 20 7               977     271  SH     SOLE                   271
BioScrip Inc.                          COM       09069N108                8645 1800972  SH     SOLE               1800972
Brown & Brown Inc.                     COM       115236 10 1             29859 1187700  SH     SOLE               1187700
Cavco Industries Inc.                  COM       149568 10 7              4563  121612  SH     SOLE                121612
Copart, Inc.                           COM       217204 10 6             24643  805600  SH     SOLE                805600
Dell Inc.                              COM       24702R101               96300 3373045  SH     SOLE               3373045
Dollar Financial Corp.                 COM       256664 10 3             44921 1576167  SH     SOLE               1576167
Dow Jones & Co., Inc.                  COM       260561 10 5               287    5000  SH     SOLE                  5000
DTS Inc.                               COM       23335C101               27736 1274036  SH     SOLE               1274036
E.W. Scripps Co.                       CL A      811054 20 4             28589  625724  SH     SOLE                625724
Entravision Communications Corp.       CL A      29382R107               15155 1453051  SH     SOLE               1453051
Equifax Inc.                           COM       294429 10 5             53416 1202529  SH     SOLE               1202529
Expedia Inc.                           COM       30212P10 5              10284  351100  SH     SOLE                351100
Federated Investors Inc.               CL B      314211 10 3              7045  183800  SH     SOLE                183800
FedEX Corp.                            COM       31428X106               99085  892900  SH     SOLE                892900
Fidelity National Information
  Services Inc.                        COM       31620M106                2929   53965  SH     SOLE                 53965
First American Corp.                   COM       318522 30 7              4445   89800  SH     SOLE                 89800
Fossil Inc.                            COM       349882 10 0             22345  757699  SH     SOLE                757699
Getty Images Inc.                      COM       374276 10 3              3418   71500  SH     SOLE                 71500
Gladstone Investment Corp.             COM       376546 10 7             16898 1189130  SH     SOLE               1189130
Greenfield Online Inc.                 COM       395150 10 5             31030 1950370  SH     SOLE               1950370
H&R Block Inc.                         COM       093671 10 5              4239  181400  SH     SOLE                181400
HCC Insurance Holdings Inc.            COM       404132 10 2             43776 1310274  SH     SOLE               1310274
Hercules Offshore Inc.                 COM       42709310 9              21011  648900  SH     SOLE                648900
Hilb Rogal & Hobbs Company             COM       43129410 7              33676  785719  SH     SOLE                785719
Hudson City Bancorp Inc.               COM       443683 10 7             32597 2667500  SH     SOLE               2667500
infoUSA Inc.                           COM       456818 30 1             30755 3009268  SH     SOLE               3009268
Interactive Data Corp.                 COM       45840J107               55045 2055462  SH     SOLE               2055462
International Speedway Corp.           CL A      460335 20 1             29609  561726  SH     SOLE                561726
IVCI CORP                              CL B      45070410 1                  0   10000  SH     SOLE                 10000
Johnson & Johnson                      COM       47816010 4             117812 1911915  SH     SOLE               1911915
Jupitermedia Corp.                     COM       48207D101               25679 3527375  SH     SOLE               3527375
Kayne Anderson Energy
  Development Co.                      COM       48660Q102               18936  752024  SH     SOLE                752024
KKR Financial Corp.                    COM       48248A306                3176  127500  SH     SOLE                127500
Kohlberg Capital Corp.                 COM       500233 10 1             10073  543000  SH     SOLE                543000
Kraft Foods Inc.                       COM       50075N104               18572  526864  SH     SOLE                526864
Laboratory Corporation of
  America Holdings                     COM       50540R409                7051   90100  SH     SOLE                 90100
LECG Corp.                             COM       523234 10 2             19245 1273690  SH     SOLE               1273690
M&T Bank Corp.                         COM       55261F104                 877    8200  SH     SOLE                  8200
McDonald's Corp.                       COM       580135 10 1             58607 1154583  SH     SOLE               1154583
Merck & Co., Inc.                      COM       589331 10 7              3113   62500  SH     SOLE                 62500
Merit Medical Systems Inc.             COM       589889 10 4             15334 1282134  SH     SOLE               1282134
Microsoft Corp.                        COM       594918 10 4            108122 3668867  SH     SOLE               3668867
NAVTEQ Corp.                           COM       63936L100               14513  342770  SH     SOLE                342770
NGP Capital Resources Co.              COM       62912R107               19358 1157773  SH     SOLE               1157773
Nike, Inc.                             CL B      654106 103              48774  836746  SH     SOLE                836746
NU Skin Enterprises Inc.               CL A      67018T105               16825 1019712  SH     SOLE               1019712
Nutraceutical International Corp.      COM       67060Y101               17759 1071743  SH     SOLE               1071743
Omnicom Group Inc.                     COM       681919 10 6             22359  422500  SH     SOLE                422500
Patterson-UTI Energy, Inc.             COM       703481 10 1              6416  244800  SH     SOLE                244800
Pfizer Inc.                            COM       717081 10 3               511   20000  SH     SOLE                 20000
Priceline.com Inc.                     COM       741503 40 3             38254  556503  SH     SOLE                556503
Procter & Gamble Co.                   COM       742718 10 9             31087  508037  SH     SOLE                508037
Quest Diagnostics Inc.                 COM       74834L100               41370  800959  SH     SOLE                800959
Radio One Inc.                         CL D      75040P405               36974 5237047  SH     SOLE               5237047
RC2 Corp.                              COM       749388 10 4             44123 1102809  SH     SOLE               1102809
Rent-A-Center Inc.                     COM       76009N100                4044  154175  SH     SOLE                154175
RLI Corp.                              COM       749607 10 7             24081  430399  SH     SOLE                430399
School Specialty Inc.                  COM       807863 10 5             35234  994195  SH     SOLE                994195
Sherwin-Williams Co.                   COM       824348 10 6             23344  351190  SH     SOLE                351190
Speedway Motorsports Inc.              COM       847788 10 6             26075  652189  SH     SOLE                652189
State Street Corp.                     COM       857477 10 3             22798  333300  SH     SOLE                333300
Steven Madden Ltd.                     COM       556269 10 8             28824  879853  SH     SOLE                879853
Stratasys Inc.                         COM       862685 10 4             21611  460005  SH     SOLE                460005
Tempur-Pedic International Inc.        COM       88023U101               58070 2242085  SH     SOLE               2242085
Tim Hortons Inc.                       COM       88706M103               71484 2324690  SH     SOLE               2324690
United Auto Group Inc.                 COM       909440 10 9             25255 1186254  SH     SOLE               1186254
United Technologies Corporation        COM       913017 10 9             53950  760614  SH     SOLE                760614
US Gold Corp.                          COM       912023 20 7                55   10000  SH     SOLE                 10000
VF Corp.                               COM       918204 10 8              4973   54300  SH     SOLE                 54300
W.W. Grainger Inc.                     COM       384802 10 4              4299   46200  SH     SOLE                 46200
Wachovia Corp.                         COM       929903 10 2             42507  829413  SH     SOLE                829413
Wal-Mart Stores Inc.                   COM       931142 10 3             99710 2072548  SH     SOLE               2072548
Walt Disney Co.                        COM       254687 10 6             39281 1150600  SH     SOLE               1150600
Wells Fargo & Co.                      COM       949746 10 1             46746 1329145  SH     SOLE               1329145
Wyeth                                  COM       983024 10 0             63882 1114093  SH     SOLE               1114093

                                                 Total       $2,540,880,587.70                 Count                   86